Property and equipment (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna	-	124	23	88	-	235
Additions	1,395	224	12	939	11	2,581
Impairment	(547)	-	-	-	(514)	(1,061)
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	(242)	(696)	(55)	(269)	(533)	(1,795)
At December 31, 2024	2,805	7,722	376	3,552	5,644	20,099
Additions	2	-	-	-	-	2
Disposals	-	(84)	(156)	-	-	(240)
Impact of foreign exchange rate changes	2	8	1	3	5	19
At March 31, 2025	2,809	7,646	221	3,555	5,649	19,880

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	-	5,148	613	1,313	2,730	9,804
Amortization	-	612	36	343	454	1,445
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	-	(399)	(47)	(121)	(239)	(806)
At December 31, 2024	-	4,372	281	1,535	2,945	9,133
Amortization	-	166	10	88	61	325
Disposals	-	(84)	(156)	-	-	(240)
Impact of foreign exchange rate changes	-	-	-	1	2	3
At March 31, 2025	-	4,454	135	1,624	3,008	9,221

	Carrying amount
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2024	2,805	3,350	95	2,017	2,699	10,966
At March 31, 2025	2,809	3,192	86	1,931	2,641	10,659